Accrued Expenses	6 Months Ended
Jun. 30, 2022
Accrued Liabilities, Current [Abstract]
Accrued Expenses
5.	Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	June 30 , 2022	December 31, 2021
Inventory purchases	$3,468	$4,659
Compensation and benefits	1,744	2,072
Advertising costs	3,527	2,363
Fulfillment costs	1,147	1,120
Sales taxes	1,537	1,812
Transaction costs	21,399	1,846
Other accrued expenses	8,008	6,779

Total accrued expenses	$40,830	$20,651